Note 15 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current	$ 43,576	$ 37,831
Deferred	19,724	9,998
Total	63,300	47,829
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	4,031	5,091
Deferred, Canda	3,125	2,278
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	3,235	2,090
Deferred, United States and Other Foreign	21,812	12,753
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	36,310	30,650
Deferred, United States and Other Foreign	$ (5,213)	$ (5,033)